LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
NOTE 10 – LEASES

a.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	in USD thousands				in USD thousands				in USD thousands
Composition in 2019
Property	1,552	-	-	1,552	-	135	-	135	-	1,417
Motor vehicles	326	172	(65)	433	-	240	(40)	200	-	233
	1,878	172	(65)	1,985	-	375	(40)	335	-	1,650

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2019	2020
	in USD thousands				in USD thousands				in USD thousands
Composition in 2020
Property	1,552	-	-	1,552	135	135	-	270	1,417	1,282
Motor vehicles	433	-	(37)	396	200	147	(24)	323	233	73
	1,985	-	(37)	1,948	335	282	(24)	593	1,650	1,355

b.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2019
Property	1,552	-	-	257	127	(272)	1,664
Motor vehicles	326	172	(25)	73	27	(273)	300
	1,878	172	(25)	330	154	(545)	1,964

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2020
Property	1,664	-	-	228	122	(281)	1,733
Motor vehicles	300	-	(20)	22	10	(193)	119
	1,964	-	(20)	250	132	(474)	1,852

	Year ended December 31,
	2019	2020
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Property	53	81
Motor vehicles	149	110
	202	191
Non-current lease liabilities
Property	1,611	1,658
Motor vehicles	151	3
	1,762	1,661
	1,964	1,852

c.	Additional disclosures

1)
The Company leases its premises under an operating lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease expired in June 2020. The Company has exercised its option to extend the lease through June 30, 2025 and has the option to extend the lease for two additional lease periods totaling up to 5 additional years, each option at a 5% increase to the preceding lease payment amount. The monthly lease fee is $24,000. In addition, the Company pays building maintenance charges of $8,000 per month.

2)
The Company has entered into operating lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are $275,000. To secure the terms of the lease agreements, the Company has prepaid approximately two months of lease payments to the leasing companies. These amounts were recorded as prepaid expenses until 2018.

3)	As of December 31, 2020, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases were as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2021	314	105	419
2022	314	22	336
2023	314	-	314
2024	329	-	329
2025-2030	1,868	-	1,868
	3,139	127	3,266

Extension and termination options are included in most of the property and motor vehicle leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The substantial majority of extension and termination options are exercisable solely by the Company and not by the respective lessor.